Employment, Post-Employment Benefits and Share Compensation Plans - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
United Kingdom
Employment, Post-Employment Benefits and Share Compensation Plans
Pension charge for the year	€ 3,728	€ 4,118
United States
Employment, Post-Employment Benefits and Share Compensation Plans
Pension charge for the year	2,213	2,247
Italy
Employment, Post-Employment Benefits and Share Compensation Plans
Pension charge for the year	5,880	5,789
Germany
Employment, Post-Employment Benefits and Share Compensation Plans
Defined benefit obligation	€ 125	€ 137
France | Maximum
Employment, Post-Employment Benefits and Share Compensation Plans
Retirement Age	63 years
France | Minimum
Employment, Post-Employment Benefits and Share Compensation Plans
Retirement Age	65 years